Fair value measurement - Hierarchy of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	$ 126,553	$ 165,546
Bank loans	65,793	55,000
Financial obligations	531,745	571,688
Contingent consideration liability	22,100	16,410	$ 15,755	$ 17,570
Hedge instruments	18,439
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of fair value measurement [line Items]
Derivative financial asset liabilities	101,434	36,705
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	0	0
Bank loans	0	0
Financial obligations	0	0
Contingent consideration liability	0	0
Hedge instruments	0	0
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	126,553	165,546
Bank loans	65,793	55,000
Financial obligations	531,745	571,688
Hedge instruments	18,439
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	0	0
Bank loans	0	0
Financial obligations	0	0
Contingent consideration liability	22,100	16,410
Hedge instruments	$ 0	$ 0